Condensed Consolidated Statements of Cash Flows - USD ($)		1 Months Ended	3 Months Ended				9 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 12, 2022	Dec. 31, 2022	Dec. 31, 2021
Reorganization, Chapter 11 [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Successor	Successor		Predecessor		Successor	Predecessor	Predecessor	Successor	Predecessor
Cash Flows From Operating Activities:
Net loss		$ (75,018)	$ (2,902,403)	$ (3,543,950)			$ (84,959,446)
Adjustments to reconcile net loss to net cash used in operating activities:
Impairment of in-process research and development							69,280,171
Impairment of goodwill							11,895,033
Stock-based compensation		56,333					896,248
Issuance of common stock pursuant to vendor agreements							605,200
Shares issued as consideration for extension of lock-up period							1,156,778
Amortization of debt discount
Gain on forgiveness of PPP Loan
Change in fair value of derivative liability									$ (607,001)		$ (228,100)
Depreciation of fixed assets		532					7,800		9,869
Non-cash rent expense		4,443					67,293
Deferred tax benefit		(745,050)					(8,883,001)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets		36,606					(201,172)
Security deposit							46,659
Vendor deposits		125,645					235,000
Accounts payable		(2,076,863)					2,871,889
Operating lease liability		(4,786)					(74,407)
Accrued expenses and other current liabilities		(715,730)					1,122,488
Net Cash Used In Operating Activities		(3,393,888)					(5,933,467)
Cash Flows From Financing Activities:
Proceeds from issuance of common stock in public offering							13,114,555
Redemption of Series A Preferred Stock							(10,695,610)
Proceeds from issuance of preferred stock in private placement
Purchase of treasury stock							(7,168)
Exercise of pre-funded warrants							947
Warrant inducement offer - exercise proceeds							966,349
Registration and issuance costs associated with common stock issuance							(1,763,584)
Registration and issuance costs associated with preferred stock issuance							(5,500)
Proceeds from issuance of convertible notes payable
Net Cash Provided By Financing Activities							1,609,989
Net (Decrease) Increase in Cash		(3,393,888)					(4,323,478)
Cash - Beginning of Period		9,296,087		$ 5,902,199			5,902,199
Cash - End of Period	$ 5,902,199	5,902,199	$ 1,578,721				1,578,721		$ 9,296,087	$ 5,902,199
Non-cash investing and financing activities:
Gain on forgiveness of PPP Loan
Conversion of convertible notes payable and accrued interest into preferred stock
Conversion of convertible notes payable and accrued interest into common stock
Reclassification of formerly redeemable common stock							331,331
Recognition of ROU asset and lease liability upon adoption of ASC 842
Accounts payable for deferred offering costs		240,691					44,892
Warrant modification - incremental value							181,891
Warrant inducement offer - incremental value							$ 134,591
Predecessor [Member]
Reorganization, Chapter 11 [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]					Predecessor			Predecessor	Predecessor		Predecessor
Cash Flows From Operating Activities:
Net loss					$ (3,692,618)	$ (3,748,495)		$ (9,445,325)	$ (14,047,607)		$ (8,084,161)
Adjustments to reconcile net loss to net cash used in operating activities:
Impairment of in-process research and development
Impairment of goodwill
Stock-based compensation								3,131,708	3,524,801		4,141,736
Issuance of common stock pursuant to vendor agreements
Shares issued as consideration for extension of lock-up period
Amortization of debt discount								39,492	39,492		317,833
Gain on forgiveness of PPP Loan											(213,481)
Change in fair value of derivative liability								420,600	607,001		(228,100)
Depreciation of fixed assets								7,800	9,868		10,400
Non-cash rent expense									79,918
Deferred tax benefit
Changes in operating assets and liabilities:
Prepaid expenses and other current assets								(57,366)	73,675		(318,761)
Security deposit								(1)			11,665
Vendor deposits								160,000	255,627		10,000
Accounts payable								3,448,439	6,617,064		(311,862)
Operating lease liability									(86,100)
Accrued expenses and other current liabilities								1,216,322	1,431,620		(411,358)
Net Cash Used In Operating Activities								(1,078,331)	(1,494,641)		(5,076,089)
Cash Flows From Financing Activities:
Proceeds from issuance of common stock in public offering
Redemption of Series A Preferred Stock
Proceeds from issuance of preferred stock in private placement								1,415,720	1,964,524
Purchase of treasury stock
Exercise of pre-funded warrants
Warrant inducement offer - exercise proceeds
Registration and issuance costs associated with common stock issuance									(99,140)
Registration and issuance costs associated with preferred stock issuance								(63,219)
Proceeds from issuance of convertible notes payable											5,230,000
Net Cash Provided By Financing Activities								1,352,501	1,865,384		5,230,000
Net (Decrease) Increase in Cash								274,170	370,743		153,911
Cash - Beginning of Period		$ 699,324				$ 328,581		328,581	328,581	$ 328,581	174,670
Cash - End of Period					$ 602,751			602,751	699,324		328,581
Non-cash investing and financing activities:
Gain on forgiveness of PPP Loan											231,481
Conversion of convertible notes payable and accrued interest into preferred stock								5,658,888	5,658,888
Conversion of convertible notes payable and accrued interest into common stock									5,838,209
Reclassification of formerly redeemable common stock
Recognition of ROU asset and lease liability upon adoption of ASC 842								182,732	182,732
Accounts payable for deferred offering costs								1,506,211	$ 667,224		$ 25,000
Warrant modification - incremental value
Warrant inducement offer - incremental value